Commitments, Guarantees and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Amounts Due of Certain Computer Systems Operated and Maintained under Non-cancelable Contracts with Third-party Service Providers	As of March 31, 2023 and 2024, the
amounts due are as follows:

Years ending March 31,	2023	2024
	Millions of yen	Millions of yen
2024	5,846	—
2025	4,263	6,218
2026	1,663	3,462
2027	1,468	2,735
2028	958	1,704
2029	—	52
On or after 2029	1	—
On or after 2030	—	1

Total	¥14,199	¥14,172

Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts	The following table represents the summary of potential future payments, book value recorded as guarantee liabilities of the guarantee contracts outstanding and maturity of the longest guarantee contracts as of March 31, 2023 and 2024:

	2023			2024
	Millions of yen		Fiscal year	Millions of yen		Fiscal year
Guarantees	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract
Corporate loans	¥479,406	¥5,033	2029	¥608,543	¥4,839	2048
Transferred loans	436,069	2,185	2062	519,665	3,405	2062
Consumer loans	295,273	48,207	2034	0	0	—
Real estate loans	18,193	2,031	2048	9,856	180	2048
Other	2,484	0	2036	13,350	0	2044

Total	¥1,231,425	¥57,456	—	¥1,151,414	¥8,424	—